Share-based payments - Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan (Details)		7 Months Ended	12 Months Ended
	Jun. 10, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule Of Number And Weighted Average Exercise Prices And Movements In The Share Incentive Plan Abstract
Number of options, Beginning balance			333,518,082	210,114,428
Weighted average exercise prices, Beginning balance			$ 0.04	$ 0
Number of options, Granted	3,966,704		378,054,660	199,457,890
Weighted average exercise prices, Granted			$ 0	$ 0.08
Number of options, Forfeited			(147,021,300)	(27,590,368)
Weighted average exercise prices, Forfeited			$ 0.02	$ 0.1
Number of options, Exercised		(3,170,010)	(226,848,352)	(48,463,868)
Weighted average exercise prices, Exercised			$ 0.04	$ 0.01
Number of options, Ending balance		210,114,428	337,703,090	333,518,082
Weighted average exercise prices, Ending balance		$ 0	$ 0.03	$ 0.04
Number of options, Exercisable			191,253,800	204,896,622
Weighted average exercise prices, Exercisable			$ 0.01	$ 0